REGULATORY MATTERS	12 Months Ended
Dec. 31, 2020
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 20 – REGULATORY MATTERS

Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2020, the Bank had positive undivided profits of $77.8 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent or that would not be in accordance with guidelines of regulatory authorities.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. In addition, capital adequacy rules include a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the buffer. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2020 and 2019, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (‘‘FDIC’’) categorization.

Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2020
Total capital to risk-weighted assets
Consolidated	$455,072	15.95%	$228,214	8.00%	NA	NA
Independent Bank	401,005	14.06	228,111	8.00	$285,139	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$379,395	13.30%	$171,161	6.00%	NA	NA
Independent Bank	365,343	12.81	171,083	6.00	$228,111	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$341,095	11.96%	$128,370	4.50%	NA	NA
Independent Bank	365,343	12.81	128,312	4.50	$185,340	6.50%

Tier 1 capital to average assets
Consolidated	$379,395	9.15%	$165,825	4.00%	NA	NA
Independent Bank	365,343	8.81	165,828	4.00	$207,285	5.00%

2019
Total capital to risk-weighted assets
Consolidated	$380,454	13.74%	$221,562	8.00%	NA	NA
Independent Bank	358,914	12.96	221,482	8.00	$276,852	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$352,764	12.74%	$166,171	6.00%	NA	NA
Independent Bank	331,224	11.96	166,111	6.00	$221,482	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$314,532	11.36%	$124,628	4.50%	NA	NA
Independent Bank	331,224	11.96	124,583	4.50	$179,954	6.50%

Tier 1 capital to average assets
Consolidated	$352,764	10.11%	$139,632	4.00%	NA	NA
Independent Bank	331,224	9.49	139,615	4.00	$174,519	5.00%

(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2020 and 2019.
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2020	2019	2020	2019
	(In thousands)
Total shareholders’ equity	$389,522	$350,169	$413,770	$366,861
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(15,821)	(2,011)	(15,821)	(2,011)
Goodwill and other intangibles	(32,606)	(33,626)	(32,606)	(33,626)
Common equity tier 1 capital	341,095	314,532	365,343	331,224
Qualifying trust preferred securities	38,300	38,232	-	-
Tier 1 capital	379,395	352,764	365,343	331,224
Subordinated debt	40,000	-	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	35,677	27,690	35,662	27,690
Total risk-based capital	$455,072	$380,454	$401,005	$358,914